                              Janus Adviser Series

                       Supplement dated February 28, 2008
                      to Currently Effective Prospectuses

Effective April 1, 2008, the following replaces the corresponding information regarding portfolio holdings found in the SHAREHOLDER'S GUIDE section of the Prospectus under "AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION":

The last three sentences found in the first bullet point are replaced with:

    Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available on a calendar quarter-end basis with a 30-day lag. Portfolio holdings of funds subadvised by INTECH are generally available on a calendar quarter-end basis with a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.

The first sentence found in the second bullet point is replaced with:

    Each fund's top portfolio holdings, in order of position size and as a percentage of a fund's total portfolio, are available monthly with a 15-day lag, and on a calendar quarter-end basis with a 15-day lag. Top holdings of funds subadvised by INTECH are available monthly with a 30-day lag, and on a calendar quarter-end basis with a 15-day lag.

The third bullet point is replaced in its entirety with:

    - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors, and specific portfolio level performance attribution information and statistics monthly with a 30-day lag, and on a calendar quarter-end basis with a 15-day lag.

                Please retain this Supplement with your records.

                              Janus Adviser Series
                       Supplement dated February 28, 2008
          to Currently Effective Statements of Additional Information

Effective April 1, 2008, the following replaces the corresponding information regarding portfolio holdings found in the PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES section of the Statement of Additional Information:

The last three sentences found in the first bullet point are replaced with:

    Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available on a calendar quarter-end basis with a 30-day lag. Portfolio holdings of funds subadvised by INTECH are generally available on a calendar quarter-end basis with a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.

The first sentence found in the second bullet point is replaced with:

    Each fund's top portfolio holdings, in order of position size and as a percentage of a fund's total portfolio, are available monthly with a 15-day lag, and on a calendar quarter-end basis with a 15-day lag. Top holdings of funds subadvised by INTECH are available monthly with a 30-day lag, and on a calendar quarter-end basis with a 15-day lag.

The third bullet point is replaced in its entirety with:

    - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors, and specific portfolio level performance attribution information and statistics monthly with a 30-day lag, and on a calendar quarter-end basis with a 15-day lag.

References to "senior management team" found in the fourth paragraph are hereby replaced with "Ethics Committee."

                Please retain this Supplement with your records.